UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

BrandywineGLOBAL —

GLOBAL UNCONSTRAINED BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Unconstrained Bond Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	BrandywineGLOBAL — Global Unconstrained Bond Fund

Performance review

For the six months ended April 30, 2023, Class A shares of BrandywineGLOBAL — Global Unconstrained Bond Fund, excluding sales charges, returned 6.71%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 2.16% for the same period. The Lipper Alternative Global Macro Funds Category Averageii returned 6.35% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Unconstrained Bond Fund:
Class A	6.71%
Class C	6.33%
Class FI	6.66%
Class R	6.64%
Class I	6.94%
Class IS	6.90%
FTSE 3-Month U.S. Treasury Bill Index	2.16%
Lipper Alternative Global Macro Funds Category Average	6.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2023 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 5.05%, 4.38%, 5.17%, 4.91%, 5.40% and 5.51%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.11%, 1.88%, 1.15%, 1.39%, 0.90% and 0.77%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

BrandywineGLOBAL — Global Unconstrained Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds are generally subject to greater price volatility, illiquidity, and possibility of default than investment grade bonds. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not

IV	BrandywineGLOBAL — Global Unconstrained Bond Fund

perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The portfolio manager does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index and during times of market rallies, the Fund may not perform as well as other Funds that seek to outperform an index. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may increase volatility and possibility of loss. Active management does not ensure gains or protect against market declines. As a non-diversified fund, it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 165 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Global Unconstrained Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.71%	$1,000.00	$1,067.10	1.09%	$5.59	Class A	5.00%	$1,000.00	$1,019.39	1.09%	$5.46
Class C	6.33	1,000.00	1,063.30	1.87	9.57	Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class FI	6.66	1,000.00	1,066.60	1.11	5.69	Class FI	5.00	1,000.00	1,019.29	1.11	5.56
Class R	6.64	1,000.00	1,066.40	1.36	6.97	Class R	5.00	1,000.00	1,018.05	1.36	6.80
Class I	6.94	1,000.00	1,069.40	0.85	4.36	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	6.90	1,000.00	1,069.00	0.75	3.85	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

BrandywineGLOBAL — Global Unconstrained Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 41.2%
Brazil — 10.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	161,000,000	BRL	$28,940,603
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	76,110,000	BRL	13,376,523
Total Brazil					42,317,126
Colombia — 6.6%
Colombian TES, Bonds	6.000%	4/28/28	30,700,000,000	COP	5,240,459
Colombian TES, Bonds	9.250%	5/28/42	48,960,000,000	COP	8,261,677
Colombian TES, Bonds	7.250%	10/26/50	104,230,000,000	COP	13,740,972
Total Colombia					27,243,108
France — 4.1%
French Republic Government Bond OAT	0.750%	5/25/53	29,630,000	EUR	17,116,165	(a)
Mexico — 5.9%
Mexican Bonos, Bonds	8.000%	11/7/47	137,500,000	MXN	6,804,604
Mexican Bonos, Bonds	8.000%	7/31/53	352,500,000	MXN	17,339,443
Total Mexico					24,144,047
New Zealand — 2.8%
New Zealand Government Bond	2.750%	5/15/51	25,020,000	NZD	11,749,865
Peru — 3.8%
Peru Government Bond, Senior Notes	6.150%	8/12/32	63,360,000	PEN	15,655,529
Poland — 4.8%
Republic of Poland Government Bond	1.750%	4/25/32	113,110,000	PLN	19,596,747
South Africa — 2.9%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	294,400,000	ZAR	12,124,436
Total Sovereign Bonds (Cost — $175,902,134)					169,947,023
U.S. Government & Agency Obligations — 24.9%
U.S. Government Obligations — 24.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	5.331%	1/31/25	5,840,000		5,851,850	(b)
U.S. Treasury Notes	2.750%	8/15/32	102,650,000		97,172,660
Total U.S. Government & Agency Obligations (Cost — $99,436,470)					103,024,510
Mortgage-Backed Securities — 14.2%
FHLMC — 7.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52- 11/1/52	7,878,138		7,844,249

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52- 10/1/52	11,291,723		$11,045,451
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	11,806,313		11,909,766
Total FHLMC					30,799,466
FNMA — 6.7%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	8,557,154		8,369,639
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 12/1/52	11,470,785		11,412,610
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	7,855,027		7,923,857
Total FNMA					27,706,106
Total Mortgage-Backed Securities (Cost — $57,540,671)					58,505,572
Corporate Bonds & Notes — 9.1%
Financials — 8.6%
Banks — 2.3%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.540%	3/14/25	9,430,000		9,421,398	(b)(c)
Capital Markets — 6.3%
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	8,820,000		8,902,091
Jackson National Life Global Funding, Secured Notes (SOFR + 1.150%)	5.991%	6/28/24	8,290,000		8,261,633	(b)(c)
Macquarie Group Ltd., Senior Notes	6.207%	11/22/24	8,900,000		9,013,418	(c)
Total Capital Markets					26,177,142
Total Financials					35,598,540
Information Technology — 0.5%
Electronic Equipment, Instruments & Components — 0.5%
Jabil Inc., Senior Notes	3.000%	1/15/31	2,300,000		1,962,879
Total Corporate Bonds & Notes (Cost — $37,723,555)					37,561,419
Collateralized Mortgage Obligations (d) — 6.7%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	950,180		917,755	(b)(c)
Commercial Mortgage Trust, 2017-PANW D	4.343%	10/10/29	4,900,000		4,440,797	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	2,850,000		2,803,711
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%)	2.890%	3/22/44	2,070,050	EUR	1,986,670	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		8,128,472

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

BrandywineGLOBAL — Global Unconstrained Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000	$2,348,725	(b)(c)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	7,337,420	6,890,011	(b)(c)
Total Collateralized Mortgage Obligations (Cost — $30,862,100)				27,516,141
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes (Cost — $2,827,174)	3.375%	8/15/26	2,730,000	1,299,480
Total Investments before Short-Term Investments (Cost — $404,292,104)				397,854,145

			Shares
Short-Term Investments — 4.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $17,753,791)	4.717%		17,753,791	17,753,791	(e)(f)
Total Investments — 100.7% (Cost — $422,045,895)				415,607,936
Liabilities in Excess of Other Assets — (0.7)%				(2,858,734)
Total Net Assets — 100.0%				$412,749,202

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $17,753,791 and the cost was $17,753,791 (Note 8).

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

MXN	— Mexican Peso

NZD	— New Zealand Dollar

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

PEN	— Peruvian Nuevo Sol

PLN	— Polish Zloty

SOFR	— Secured Overnight Financing Rate

ZAR	— South African Rand

At April 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	697	6/23	$77,671,366	$80,296,582	$2,625,216
Contracts to Sell:
Japanese 10-Year Bonds	78	6/23	83,660,494	85,073,214	(1,412,720)
Net unrealized appreciation on open futures contracts					$1,212,496

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,390,000	USD	12,576,679	Barclays Bank PLC	5/5/23	$(20,513)
USD	20,205,819	EUR	19,040,000	Barclays Bank PLC	5/5/23	(783,591)
EUR	19,170,000	USD	20,935,365	Citibank N.A.	5/5/23	197,355
EUR	37,390,000	USD	41,042,068	Citibank N.A.	5/5/23	176,107
EUR	20,390,000	USD	22,252,728	HSBC Securities Inc.	5/5/23	224,902
EUR	1,150,000	USD	1,234,026	JPMorgan Chase & Co.	5/5/23	33,717
USD	491,262	EUR	450,000	JPMorgan Chase & Co.	5/5/23	(4,811)
USD	7,033,385	EUR	6,370,000	JPMorgan Chase & Co.	5/5/23	11,192
USD	10,097,434	EUR	9,160,000	JPMorgan Chase & Co.	5/5/23	(412)
USD	14,026,344	EUR	12,720,000	JPMorgan Chase & Co.	5/5/23	4,007
USD	45,634,838	EUR	41,750,000	JPMorgan Chase & Co.	5/5/23	(389,736)
PEN	1,890,000	USD	499,947	HSBC Securities Inc.	5/9/23	9,617
PEN	3,040,000	USD	785,327	HSBC Securities Inc.	5/9/23	34,289
USD	647,333	PEN	2,500,000	HSBC Securities Inc.	5/9/23	(26,693)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

BrandywineGLOBAL — Global Unconstrained Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,335,148	PEN	59,140,000	HSBC Securities Inc.	5/9/23	$(609,617)
USD	852,166	ZAR	15,500,000	Barclays Bank PLC	5/15/23	6,230
USD	7,778,321	ZAR	143,300,000	Barclays Bank PLC	5/15/23	(42,493)
ZAR	163,000,000	USD	8,919,777	Goldman Sachs Group Inc.	5/15/23	(23,806)
USD	13,193,350	ZAR	236,000,000	HSBC Securities Inc.	5/15/23	313,294
ZAR	7,700,000	USD	417,656	Morgan Stanley & Co. Inc.	5/15/23	2,583
USD	20,508,156	CNH	140,930,000	HSBC Securities Inc.	5/17/23	131,978
AUD	18,900,000	USD	12,712,518	Goldman Sachs Group Inc.	6/7/23	(184,516)
AUD	18,370,000	USD	12,494,870	JPMorgan Chase & Co.	6/7/23	(318,182)
USD	12,790,008	AUD	18,900,000	JPMorgan Chase & Co.	6/7/23	262,006
KRW	16,430,000,000	USD	12,478,639	Citibank N.A.	6/9/23	(171,508)
KRW	27,280,000,000	USD	21,046,135	Citibank N.A.	6/9/23	(611,653)
CHF	27,280,000	USD	29,525,407	Barclays Bank PLC	6/13/23	1,160,819
CHF	7,970,000	USD	8,757,039	Citibank N.A.	6/13/23	208,109
CHF	7,630,000	USD	8,475,423	Goldman Sachs Group Inc.	6/13/23	107,271
USD	16,587,439	CHF	14,830,000	Goldman Sachs Group Inc.	6/13/23	(94,259)
USD	50,071,331	CHF	46,680,000	Goldman Sachs Group Inc.	6/13/23	(2,437,212)
USD	12,444,349	JPY	1,631,000,000	Barclays Bank PLC	6/16/23	382,377
JPY	2,835,000,000	USD	21,350,785	Citibank N.A.	6/16/23	(384,695)
USD	20,931,798	JPY	2,706,000,000	Citibank N.A.	6/16/23	919,720
USD	459,793	JPY	60,000,000	JPMorgan Chase & Co.	6/16/23	16,066
JPY	2,766,000,000	USD	21,140,324	Morgan Stanley & Co. Inc.	6/16/23	(684,520)
JPY	6,456,000,000	USD	48,534,055	Morgan Stanley & Co. Inc.	6/16/23	(789,054)
USD	16,620,291	JPY	2,216,000,000	Morgan Stanley & Co. Inc.	6/16/23	231,982
USD	20,499,143	JPY	2,690,000,000	Morgan Stanley & Co. Inc.	6/16/23	605,392
SEK	87,500,000	USD	8,448,335	Morgan Stanley & Co. Inc.	6/22/23	108,727
USD	8,317,174	SEK	87,500,000	Morgan Stanley & Co. Inc.	6/22/23	(239,888)
USD	821,266	NOK	8,520,000	HSBC Securities Inc.	6/23/23	19,581
NOK	245,600,000	USD	23,426,844	Morgan Stanley & Co. Inc.	6/23/23	(317,223)
NZD	9,030,000	USD	5,630,068	Barclays Bank PLC	6/26/23	(47,379)
USD	681,588	NZD	1,100,000	Goldman Sachs Group Inc.	6/26/23	1,526
USD	574,991	NZD	920,000	Morgan Stanley & Co. Inc.	6/26/23	6,212
USD	28,218,239	BRL	140,730,000	HSBC Securities Inc.	7/19/23	448,792
USD	18,578,491	PLN	78,880,000	UBS Securities LLC	7/20/23	(284,365)
USD	12,038,376	CAD	16,400,000	Barclays Bank PLC	7/25/23	(87,320)
CAD	60,860,000	USD	45,265,393	Citibank N.A.	7/25/23	(267,232)
USD	20,247,304	CAD	27,550,000	Citibank N.A.	7/25/23	(122,387)
USD	12,454,520	CAD	16,910,000	Goldman Sachs Group Inc.	7/25/23	(48,255)
USD	23,907,022	MXN	440,200,000	Citibank N.A.	7/28/23	(126,150)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	70,450,000,000	USD	15,247,928	JPMorgan Chase & Co.	7/28/23	$(557,072)
EUR	12,720,000	USD	14,098,810	JPMorgan Chase & Co.	8/4/23	(6,798)
Net unrealized depreciation on open forward foreign currency contracts						$(4,057,489)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

COP	— Colombian Peso

EUR	— Euro

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

PEN	— Peruvian Nuevo Sol

PLN	— Polish Zloty

SEK	— Swedish Krona

USD	— United States Dollar

ZAR	— South African Rand

Summary of Investments by Country*
United States	49.9%
Brazil	10.2
Colombia	6.6
Mexico	5.8
Poland	4.7
Australia	4.4
France	4.1
Peru	3.8
South Africa	2.9
New Zealand	2.8
Spain	0.5
Short-Term Investments	4.3
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2023 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $404,292,104)	$397,854,145
Investments in affiliated securities, at value (Cost — $17,753,791)	17,753,791
Foreign currency, at value (Cost — $561)	562
Interest receivable	6,965,367
Unrealized appreciation on forward foreign currency contracts	5,623,851
Deposits with brokers for open futures contracts	4,662,705
Deposits with brokers for OTC derivatives	1,290,000
Receivable for Fund shares sold	234,530
Dividends receivable from affiliated investments	37,089
Receivable from brokers — net variation margin on open futures contracts	17,570
Deposits with brokers for centrally cleared swap contracts	804
Prepaid expenses	17,193
Total Assets	434,457,607

Liabilities:
Payable for securities purchased	10,067,350
Unrealized depreciation on forward foreign currency contracts	9,681,340
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $1,132,304)	1,103,230
Investment management fee payable	226,902
Payable for Fund shares repurchased	182,032
Deposits from brokers for OTC derivatives	150,000
Trustees’ fees payable	5,524
Service and/or distribution fees payable	3,207
Accrued expenses	288,820
Total Liabilities	21,708,405
Total Net Assets	$412,749,202

Net Assets:
Par value (Note 7)	$354
Paid-in capital in excess of par value	530,713,872
Total distributable earnings (loss)	(117,965,024)
Total Net Assets	$412,749,202

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

Net Assets:
Class A	$13,093,424
Class C	$513,924
Class FI	$92,781
Class R	$49,822
Class I	$197,175,042
Class IS	$201,824,209

Shares Outstanding:
Class A	1,130,377
Class C	44,617
Class FI	7,921
Class R	4,322
Class I	16,924,495
Class IS	17,275,987

Net Asset Value:
Class A (and redemption price)	$11.58
Class C*	$11.52
Class FI (and redemption price)	$11.71
Class R (and redemption price)	$11.53
Class I (and redemption price)	$11.65
Class IS (and redemption price)	$11.68

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.85

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Interest	$12,611,207
Dividends from affiliated investments	229,504
Less: Foreign taxes withheld	(91,076)
Total Investment Income	12,749,635

Expenses:
Investment management fee (Note 2)	1,378,541
Transfer agent fees (Note 5)	134,184
Registration fees	68,705
Fund accounting fees	34,846
Custody fees	26,359
Audit and tax fees	22,573
Legal fees	21,722
Service and/or distribution fees (Notes 2 and 5)	20,236
Trustees’ fees	16,438
Shareholder reports	8,299
Interest expense	3,812
Commitment fees (Note 9)	2,097
Insurance	1,477
Miscellaneous expenses	7,070
Total Expenses	1,746,359
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(31,971)
Net Expenses	1,714,388
Net Investment Income	11,035,247

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(18,044,519)
Futures contracts	299,590
Forward foreign currency contracts	(1,675,372)
Foreign currency transactions	(49,424)
Net Realized Loss	(19,469,725)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	44,097,434	‡
Futures contracts	1,657,294
Forward foreign currency contracts	(8,146,634)
Foreign currencies	148,799
Change in Net Unrealized Appreciation (Depreciation)	37,756,893
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	18,287,168
Increase in Net Assets From Operations	$29,322,415

‡	Net of change in accrued foreign capital gains tax of $(102,469).

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$11,035,247	$13,573,086
Net realized loss	(19,469,725)	(33,656,244)
Change in net unrealized appreciation (depreciation)	37,756,893	(26,092,385)
Increase (Decrease) in Net Assets From Operations	29,322,415	(46,175,543)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,955,043)	(2,500,030)
Decrease in Net Assets From Distributions to Shareholders	(8,955,043)	(2,500,030)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	68,312,467	235,959,597
Reinvestment of distributions	5,232,296	1,934,610
Cost of shares repurchased	(137,418,076)	(481,402,407)
Decrease in Net Assets From Fund Share Transactions	(63,873,313)	(243,508,200)
Decrease in Net Assets	(43,505,941)	(292,183,773)

Net Assets:
Beginning of period	456,255,143	748,438,916
End of period	$412,749,202	$456,255,143

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.04	$12.15	$11.79	$11.62	$11.14	$12.28

Income (loss) from operations:
Net investment income	0.28	0.25	0.20	0.22	0.38	0.35
Net realized and unrealized gain (loss)	0.46	(1.33)	0.38	(0.00) [3]	0.14	(0.92)
Total income (loss) from operations	0.74	(1.08)	0.58	0.22	0.52	(0.57)

Less distributions from:
Net investment income	(0.20)	(0.03)	(0.22)	(0.05)	(0.04)	(0.39)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.20)	(0.03)	(0.22)	(0.05)	(0.04)	(0.57)

Net asset value, end of period	$11.58	$11.04	$12.15	$11.79	$11.62	$11.14
Total return[4]	6.71%	(8.89)%	4.90%	1.89%	4.69%	(4.84)%

Net assets, end of period (000s)	$13,093	$13,585	$21,603	$21,145	$29,822	$67,791

Ratios to average net assets:
Gross expenses	1.09%[5]	1.11%	1.20%[6]	1.21%[6]	1.39%[6]	1.29%[6]
Net expenses[7,8]	1.09 [5]	1.10	1.20 [6]	1.20 [6]	1.20 [6]	1.20 [6]
Net investment income	4.92 [5]	2.13	1.64	1.87	3.28	2.91

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.89	$12.03	$11.61	$11.49	$11.07	$12.19

Income (loss) from operations:
Net investment income	0.23	0.16	0.12	0.14	0.30	0.28
Net realized and unrealized gain (loss)	0.46	(1.29)	0.38	(0.01)	0.15	(0.91)
Total income (loss) from operations	0.69	(1.13)	0.50	0.13	0.45	(0.63)

Less distributions from:
Net investment income	(0.06)	(0.01)	(0.08)	(0.01)	(0.03)	(0.31)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.06)	(0.01)	(0.08)	(0.01)	(0.03)	(0.49)

Net asset value, end of period	$11.52	$10.89	$12.03	$11.61	$11.49	$11.07
Total return[3]	6.33%	(9.42)%	4.27%	1.18%	4.13%	(5.46)%

Net assets, end of period (000s)	$514	$664	$977	$2,341	$3,064	$5,429

Ratios to average net assets:
Gross expenses	1.87%[4]	1.88%	1.83%	1.85%	1.84%	1.83%
Net expenses[5]	1.87 [4,6]	1.87 [6]	1.83 [6]	1.85 [6]	1.84 [6]	1.83
Net investment income	4.12 [4]	1.37	0.96	1.21	2.65	2.31

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.16	$12.30	$11.93	$11.76	$11.20	$12.33

Income (loss) from operations:
Net investment income	0.28	0.26	0.21	0.21	0.42	0.36
Net realized and unrealized gain (loss)	0.47	(1.36)	0.38	0.01 [3]	0.17	(0.94)
Total income (loss) from operations	0.75	(1.10)	0.59	0.22	0.59	(0.58)

Less distributions from:
Net investment income	(0.20)	(0.04)	(0.22)	(0.05)	(0.03)	(0.37)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.20)	(0.04)	(0.22)	(0.05)	(0.03)	(0.55)

Net asset value, end of period	$11.71	$11.16	$12.30	$11.93	$11.76	$11.20
Total return[4]	6.66%	(8.90)%	4.95%	1.90%	5.31%	(4.86)%

Net assets, end of period (000s)	$93	$129	$75	$73	$49	$128

Ratios to average net assets:
Gross expenses	1.11%[5]	1.15%	1.17%	1.18%	1.25%[6]	1.18%
Net expenses[7]	1.11 [5,8]	1.13 [8]	1.16 [8]	1.18 [8]	1.20 [6,8]	1.18
Net investment income	4.83 [5]	2.21	1.67	1.79	3.29 [6]	2.94

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Ratios for the year ended October 31, 2019 do not reflect the one-time transfer agent fee adjustment of $306 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended October 31, 2019 would have been 0.81%, 0.81%, and 3.68%, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.97	$12.10	$11.73	$11.58	$11.12	$12.27

Income (loss) from operations:
Net investment income	0.26	0.22	0.17	0.18	0.34	0.33
Net realized and unrealized gain (loss)	0.47	(1.33)	0.38	0.01 [3]	0.15	(0.92)
Total income (loss) from operations	0.73	(1.11)	0.55	0.19	0.49	(0.59)

Less distributions from:
Net investment income	(0.17)	(0.02)	(0.18)	(0.04)	(0.03)	(0.38)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.17)	(0.02)	(0.18)	(0.04)	(0.03)	(0.56)

Net asset value, end of period	$11.53	$10.97	$12.10	$11.73	$11.58	$11.12
Total return[4]	6.64%	(9.18)%	4.65%	1.64%	4.43%	(4.97)%

Net assets, end of period (000s)	$50	$47	$52	$51	$50	$48

Ratios to average net assets:
Gross expenses	1.36%[5]	1.40%[6]	1.46%	1.47%[6]	1.47%[6]	1.45%[6]
Net expenses[7]	1.36 [5,8]	1.39 [6,8]	1.45 [8]	1.45 [6,8]	1.45 [6,8]	1.45 [6]
Net investment income	4.67 [5]	1.91	1.39	1.58	2.98	2.76

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.12	$12.22	$11.88	$11.69	$11.18	$12.32

Income (loss) from operations:
Net investment income	0.30	0.27	0.25	0.26	0.41	0.40
Net realized and unrealized gain (loss)	0.47	(1.33)	0.38	(0.00) [3]	0.15	(0.92)
Total income (loss) from operations	0.77	(1.06)	0.63	0.26	0.56	(0.52)

Less distributions from:
Net investment income	(0.24)	(0.04)	(0.29)	(0.07)	(0.05)	(0.44)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.24)	(0.04)	(0.29)	(0.07)	(0.05)	(0.62)

Net asset value, end of period	$11.65	$11.12	$12.22	$11.88	$11.69	$11.18
Total return[4]	6.94%	(8.78)%	5.33%	2.24%	5.05%	(4.45)%

Net assets, end of period (millions)	$197	$193	$504	$465	$541	$729

Ratios to average net assets:
Gross expenses	0.88%[5]	0.90%	0.97%	0.98%[6]	0.99%[6]	0.93%[6]
Net expenses[7,8]	0.85 [5]	0.85	0.85	0.85 [6]	0.85 [6]	0.85 [6]
Net investment income	5.17 [5]	2.26	1.99	2.20	3.60	3.31

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.17	$12.26	$11.92	$11.73	$11.20	$12.35

Income (loss) from operations:
Net investment income	0.30	0.31	0.26	0.27	0.43	0.41
Net realized and unrealized gain (loss)	0.47	(1.36)	0.38	(0.01)	0.16	(0.93)
Total income (loss) from operations	0.77	(1.05)	0.64	0.26	0.59	(0.52)

Less distributions from:
Net investment income	(0.26)	(0.04)	(0.30)	(0.07)	(0.06)	(0.45)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.26)	(0.04)	(0.30)	(0.07)	(0.06)	(0.63)

Net asset value, end of period	$11.68	$11.17	$12.26	$11.92	$11.73	$11.20
Total return[3]	6.90%	(8.57)%	5.39%	2.28%	5.26%	(4.41)%

Net assets, end of period (millions)	$202	$249	$222	$250	$422	$559

Ratios to average net assets:
Gross expenses	0.75%[4]	0.77%	0.75%[5]	0.76%[5]	0.76%	0.73%
Net expenses[6]	0.75 [4,7]	0.75 [7]	0.74 [5,7]	0.75 [5,7]	0.75 [7]	0.73
Net investment income	5.25 [4]	2.66	2.08	2.34	3.71	3.42

Portfolio turnover rate	68%	99%	79%	107%	44%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

20	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$169,947,023	—	$169,947,023
U.S. Government & Agency Obligations	—	103,024,510	—	103,024,510
Mortgage-Backed Securities	—	58,505,572	—	58,505,572
Corporate Bonds & Notes	—	37,561,419	—	37,561,419
Collateralized Mortgage Obligations	—	27,516,141	—	27,516,141
Convertible Bonds & Notes	—	1,299,480	—	1,299,480
Total Long-Term Investments	—	397,854,145	—	397,854,145
Short-Term Investments†	$17,753,791	—	—	17,753,791
Total Investments	$17,753,791	$397,854,145	—	$415,607,936
Other Financial Instruments:
Futures Contracts††	$2,625,216	—	—	$2,625,216
Forward Foreign Currency Contracts††	—	$5,623,851	—	5,623,851
Total Other Financial Instruments	$2,625,216	$5,623,851	—	$8,249,067
Total	$20,379,007	$403,477,996	—	$423,857,003

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,412,720	—	—	$1,412,720
Forward Foreign Currency Contracts††	—	$9,681,340	—	9,681,340
Total	$1,412,720	$9,681,340	—	$11,094,060

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known

22	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

24	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $9,681,340. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,290,000 which could be used to reduce the required payment.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

At April 30, 2023, the Fund held cash collateral from HSBC Securities Inc. in the amount of $150,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

26	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $31,971, which included an affiliated money market fund waiver of $4,607.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at April 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2023	$2,831	$50	$1	$9	$631,583	$5,844
Expires October 31, 2024	—	—	—	—	581,961	—
Expires October 31, 2025	1,957	94	14	5	152,700	30,267
Expires October 31, 2026	—	—	—	—	24,575	2,789
Total fee waivers/expense reimbursements subject to recapture	$4,788	$144	$15	$14	$1,390,819	$38,900

For the six months ended April 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$125
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

28	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$74,367,771	$199,349,777
Sales	55,272,659	286,246,902

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$422,045,895	$11,924,732	$(18,362,691)	$(6,437,959)
Futures contracts	—	2,625,216	(1,412,720)	1,212,496
Forward foreign currency contracts	—	5,623,851	(9,681,340)	(4,057,489)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$2,625,216	—	$2,625,216
Forward foreign currency contracts	—	$5,623,851	5,623,851
Total	$2,625,216	$5,623,851	$8,249,067

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,412,720	—	$1,412,720
Forward foreign currency contracts	—	$9,681,340	9,681,340
Total	$1,412,720	$9,681,340	$11,094,060

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$299,590	—	$299,590
Forward foreign currency contracts	—	$(1,675,372)	(1,675,372)
Total	$299,590	$(1,675,372)	$(1,375,782)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$1,657,294	—	$1,657,294
Forward foreign currency contracts	—	$(8,146,634)	(8,146,634)
Total	$1,657,294	$(8,146,634)	$(6,489,340)

During the six months ended April 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$59,432,316
Futures contracts (to sell)	136,915,468
Forward foreign currency contracts (to buy)	361,867,949
Forward foreign currency contracts (to sell)	408,213,699

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$1,549,426	$(981,296)	$568,130	—	$568,130
Citibank N.A.	1,501,291	(1,683,625)	(182,334)	$880,000	697,666
Goldman Sachs Group Inc.	108,797	(2,788,048)	(2,679,251)	—	(2,679,251)
HSBC Securities Inc.	1,182,453	(636,310)	546,143	(150,000)	396,143
JPMorgan Chase & Co.	326,988	(1,277,011)	(950,023)	410,000	(540,023)

30	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Morgan Stanley & Co. Inc.	$954,896	$(2,030,685)	$(1,075,789)	—	$(1,075,789)
UBS Securities LLC	—	(284,365)	(284,365)	—	(284,365)
Total	$5,623,851	$(9,681,340)	$(4,057,489)	$1,140,000	$(2,917,489)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$17,005	$6,304
Class C	2,972	364
Class FI	136	64
Class R	123	28
Class I	—	123,169
Class IS	—	4,255
Total	$20,236	$134,184

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$148
Class C	7
Class FI	1
Class R	0	*

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Class I	$26,697
Class IS	5,118
Total	$31,971

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class A	$235,038	$57,353
Class C	2,806	548
Class FI	2,049	444
Class R	720	93
Class I	4,027,874	1,670,738
Class IS	4,686,556	770,854
Total	$8,955,043	$2,500,030

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	94,299	$1,082,354	201,032	$2,364,185
Shares issued on reinvestment	18,639	214,299	4,006	48,834
Shares repurchased	(213,510)	(2,461,299)	(752,220)	(8,736,717)
Net decrease	(100,572)	$(1,164,646)	(547,182)	$(6,323,698)
Class C
Shares sold	1,918	$22,053	24,345	$288,079
Shares issued on reinvestment	195	2,242	35	416
Shares repurchased	(18,490)	(211,167)	(44,614)	(513,378)
Net decrease	(16,377)	$(186,872)	(20,234)	$(224,883)

32	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

	Six Months Ended April 30, 2023			Year Ended October 31, 2022
	Shares		Amount	Shares		Amount
Class FI
Shares sold	—		—	5,390		$67,000
Shares issued on reinvestment	137		$1,595	29		357
Shares repurchased	(3,728)		(44,778)	(1)		(6)
Net increase (decrease)	(3,591)		$(43,183)	5,418		$67,351

Class R
Shares sold	—		—	2		$16
Shares issued on reinvestment	0	*	$1	0	*	0	‡
Shares repurchased	(2)		(20)	(2)		(15)
Net increase (decrease)	(2)		$(19)	0	*	$1

Class I
Shares sold	2,691,136		$31,272,622	8,845,634		$104,170,327
Shares issued on reinvestment	200,635		2,318,114	91,297		1,119,305
Shares repurchased	(3,327,214)		(38,481,560)	(32,768,251)		(389,134,743)
Net decrease	(435,443)		$(4,890,824)	(23,831,320)		$(283,845,111)

Class IS
Shares sold	3,110,285		$35,935,438	11,156,173		$129,069,990
Shares issued on reinvestment	232,839		2,696,045	62,252		765,698
Shares repurchased	(8,341,198)		(96,219,252)	(7,065,979)		(83,017,548)
Net increase (decrease)	(4,998,074)		$(57,587,769)	4,152,446		$46,818,140

*	Less than 1 share.

‡	Amount represents less than $1.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,203,667	$248,002,708	248,002,708	$241,452,584	241,452,584

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$229,504	—	$17,753,791

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $92,583,141, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

34	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Semi-Annual Report	35

BrandywineGLOBAL —

Global Unconstrained Bond Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

RobinJ. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Brandywine Global Investment
Management, LLC

Distributor
Franklin Distributors, LLC

Custodian
The Bank of New York Mellon

Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Independent registered public accounting firm
PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — Global Unconstrained Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Unconstrained Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013668 06/23 SR23-4660

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2023